Share Capital (Tables)	12 Months Ended
Dec. 31, 2012
Components of Common Shares Issued and Outstanding

The issued and outstanding common shares of WiLAN, along with equity instruments convertible into common shares, are as follows:

	As at December 31, 2012	As at December 31, 2011
Common shares	121,540,562	123,236,813
Securities convertible into common shares
Stock options	8,185,949	8,821,980
Deferred stock units (DSUs)	79,792	73,658

	129,806,303	132,132,451

Schedule of Common Stock

	Number	Amount
December 31, 2010	109,722,975	$355,709

Issued on exercise of stock options	2,599,738	6,086
Issued on sale of shares under Employee Share Purchase Plan	41,800	182
Issued on sale of shares in January 2011	11,400,000	71,992
Repurchased under normal course issuer bid	(527,700)	(2,871)
Transfer to additional paid in capital pursuant to normal course issuer bid	—	1,003
Transfer from additional paid-in capital on exercise of options	—	3,095
Tax benefit related to share issuance costs	—	1,410

December 31, 2011	123,236,813	$436,606

Issued on exercise of stock options	1,173,249	3,078
Transfer from additional paid-in capital on exercise of options	—	1,514
Issued on sale of shares under Employee Share Purchase Plan	55,600	231
Repurchased under normal course issuer bid	(2,925,100)	(10,362)

December 31, 2012	121,540,562	$431,067

Schedule of Quarterly Cash Dividends Paid

The Company paid quarterly cash dividends as follows:

	2012		2011
	Per Share	Total	Per Share	Total
1st Quarter	$0.025	$3,041	$0.0125	$1,314
2nd Quarter	0.030	3,679	0.0250	3,107
3rd Quarter	0.030	3,663	0.0250	3,148
4th Quarter	0.035	4,234	0.0250	3,099

	$0.120	$14,617	$0.0875	$10,668

Schedule of Declared Quarterly Dividends	The Company declared quarterly dividends as follows:

	2012	2011
1st Quarter	$0.030	$0.025
2nd Quarter	0.030	0.025
3rd Quarter	0.035	0.025
4th Quarter	0.035	0.025

Schedule of Option Activity

Option activity for the years ended December 31, 2012 and 2011 was as follows:

		Price per Share			Exercisable Options
	Number of Options	Price Range		Weighted Average	Number	Weighted Average	Remaining Life-Years
December 31, 2010	6,843,217	$0.72	$5.62	$2.87	3,185,513	$2.49	2.54

Granted	4,871,500	5.34	7.09	5.77
Exercised	(2,599,738)	0.72	5.01	2.30
Forfeited	(292,999)	1.88	5.52	4.13

December 31, 2011	8,821,980	$0.72	$7.09	$4.60	2,657,192	$3.12	3.42

Granted	1,660,614	4.94	5.05	5.02
Exercised	(1,173,249)	1.88	5.01	2.63
Forfeited	(1,123,396)	1.42	7.09	5.59

December 31, 2012	8,185,949	$1.42	$7.09	$4.83	3,637,490	$4.21	3.55

Estimated Fair Value of Options Granted, Weighted Average Assumptions

The Company uses the Black-Scholes model for estimating the fair value of options granted, with the following weighted average assumptions:

	2012	2011
Risk free interest rate	1.3%	1.9%
Volatility	49%	55%
Expected option life (in years)	3.6	3.6
Dividend yield	2.1%	1.2%
Forfeiture rate	9.4%	8.8%

Details of Outstanding Options

Details of the outstanding options at December 31, 2012 are as follows:

Range of Exercise Prices		Outstanding Options at December 31, 2012	Remaining Term of Options in Years	Weighted Average	Exercisable Options at December 31, 2012	Weighted Average
$—	$1.00	—	—	$—	—	$—
1.01	2.00	459,763	1.28	1.87	459,763	1.87
2.01	3.00	780,851	2.78	2.51	780,851	2.51
3.01	4.00	64,821	3.62	3.39	42,215	3.39
4.01	7.09	6,880,514	4.58	5.30	2,354,661	5.24

$1.42	$7.09	8,185,949	4.21	$4.83	3,637,490	$4.21

Summary of Stock-Based Compensation Expense

The following provides a summary of the stock-based compensation expense for the years ended December 31, 2012 and 2011:

	2012	2011
Cost of revenue	$940	$748
Research and development	359	737
Marketing, general and administration	2,595	2,743

	$3,894	$4,228

Summary of Restricted Stock Unit Activity

RSU activity for the years ended December 31, 2012 and 2011 was as follows:

Number of RSUs
December 31, 2010	467,120

Granted	342,750
Settled	(168,512)
Forfeited	(81,612)

December 31, 2011	559,746

Granted	274,900
Settled	(235,879)
Forfeited	(75,581)

December 31, 2012	523,186

Weighted Average Number of Common Shares Outstanding Used in Basic and Diluted Earnings per Share Computation

The weighted average number of common shares outstanding used in the basic and diluted earnings per share (“EPS”) computation was:

	2012	2011
Basic weighted average common shares outstanding	121,451,967	122,741,326
Effect of options	—	2,258,318

Diluted weighted average common shares outstanding	121,451,967	124,999,644